Exhibit 99

TD Auto Finance LLC	Distribution Date: 08-Aug-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	11
Distribution Date	08-Aug-11
Record Date	07-Aug-11

Dates Covered	From and Including	To and Including
Collections Period	01-Jul-11	31-Jul-11
Accrual Period	08-Jul-11	07-Aug-11
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	122,556	$1,255,400,086.29
Collections of Installment Principal		43,443,188.91
Collections Attributable to Full Payoffs		24,580,724.16
Principal Amount of Repurchases		46,267.57
Principal Amount of Gross Losses		2,888,880.94

Pool Balance — End of Period(EOP)	119,157	$1,184,441,024.71

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	56.38%

Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	109.732%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,454,954.75	Trigger	Compliance?
Net Credit Loss Percentage	0.812%	8.00%	Yes
Cumulative Net Credit Losses	$17,063,750.83
Cumulative Recovery Ratio	50.474%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$22,651,848.71	1.912%	2,000
61-90 Days Delinquent	2,096,695.24	0.177%	169
91-120 Days Delinquent	657,587.88	0.056%	50
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	3,724,344.47	0.314%	267

(1)   A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$6,478,627.59
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.47340%

	Current Month	Prior Month
Weighted Average A.P.R.	7.311%	7.300%
Weighted Average Remaining Term (months)	28.26	29.10
Weighted Average Seasoning (months)	40.47	39.53

TD Auto Finance LLC	Distribution Date: 08-Aug-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$43,443,188.91
Collections Attributable to Full Payoffs		24,580,724.16
Principal Amount of Repurchases		46,267.57
Recoveries on Loss Accounts		1,433,926.19
Collections of Interest		7,448,551.48
Investment Earnings		469.38
Reserve Account Draw		0.00

Total Sources		$76,953,127.69

Cash Uses
Servicer Fee		$1,046,166.74
Backup Servicer Fee		10,461.67
A Note Interest		562,881.56
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		70,959,061.58
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		3,805,202.11

Total Cash Uses		$76,953,127.69

Administrative Payment
Total Principal and Interest Sources		$76,953,127.69
Investment Earnings in Trust Account		(469.38)
Daily Collections Remitted		(76,952,658.31)
Reserve Account Draw		0.00
Servicer Fee		(1,046,166.74)
Distribution to Class E Noteholders		(3,805,202.11)

Payment Due to/(from) Trust Account		($4,851,368.85)

O/C Release (Prospectus pg S42)

Pool Balance		$1,184,441,024.71

Total Securities		$1,079,398,998.94

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$3,805,202.11

Current Net Credit Loss Percentage		0.812%
	Required O/C %

If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 08-Aug-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face

Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	558,358,060.52	487,398,998.94	676.9430541	70,959,061.58	98.5542522	321,055.88	0.4459109
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,150,358,060.52	$1,079,398,998.94		$70,959,061.58		$1,132,235.59

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 31

(248) 427-2557	01-Aug-11 Date